UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

COMMON STOCKS - 0.6%			Shares		Value
Home Builders
DR Horton, Inc.			1,667		$68,980
KB Home			5,989		144,754
Lennar Corp.			2,870		140,888
LGI Homes, Inc. (1)			2,792		168,190
MDC Holdings, Inc.			2,365		68,727
Meritage Homes Corp. (1)			3,184		142,357
NVR, Inc. (1)			25		69,175
PulteGroup, Inc.			2,296		64,196
Taylor Morrison Home Corp. (1)			3,575		63,456
Toll Brothers, Inc.			3,134		113,451
TRI Pointe Group, Inc. (1)			10,120		127,917
TOTAL COMMON STOCKS (Cost $1,008,890)					1,172,091

FOREIGN GOVERNMENT NOTES/BONDS - 11.5% (2)(3)			Amount		Value
French Republic Government Bond OAT
3.070% , 05/25/2048			1,888,000	EUR	2,482,241
Indonesia Treasury Bond
7.683% , 05/15/2024			71,597,000,000	IDR	5,249,156
Italy Buoni Poliennali Del Tesoro
3.477% , 03/01/2048			2,674,000	EUR	3,005,360
Republic of South Africa Government Bond
9.758% , 02/28/2048			85,678,000	ZAR	5,363,207
Spain Government Bond
0.000% , 04/30/2029			4,903,000	EUR	5,685,640
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $21,974,874)					21,785,604

PURCHASED OPTIONS AND WARRANTS - 4.7%		Contracts	Notional		Value
Call Options Purchased - 0.1%
Crude Oil Dec 19 Futures at $100, October 28, 2019 (4)		30	1,983,900	USD	2,700
Crude Oil Dec 19 Futures at $90, October 28, 2019 (4)		30	1,983,900	USD	7,500
Crude Oil Dec 21 Futures at $90, October 26, 2021 (4)		30	1,862,400	USD	36,600
Crude Oil Dec 21 Futures at $100, October 26, 2021 (4)		30	1,862,400	USD	17,700
Gold Jun 19 Futures at $1,365, May 28, 2019		146	18,958,100	USD	49,640
Total Call Options Purchased (Premiums Paid $392,099)					114,140

Put Options Purchased - 0.1%
E-mini S&P 500 Apr 19 Futures at $2,750, April 30, 2019		271	76,903,025	USD	219,510
Total Put Options Purchased (Premiums Paid $245,888)					219,510

Currency Options Purchased - 0.0%	Counterparty [a]
EUR Call / USD Put at $1.150, April 26, 2019	JPM		19,202,000	USD	10,576
GBP Put / EUR Call at $1.135, April 26, 2019	JPM		8,322,000	USD	70,877
Total Currency Options (Premiums Paid $93,106)					81,453

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

Warrants - 4.5%	Counterparty [a]	Contracts	Notional		Value
DAX Index Dispersion Warrants (5)
Effective: 08/03/2018, Expiration: 06/21/2019, Strike: 17.69%	SG	3,530	353,000	EUR	$488,243
Euro STOXX 50 Index Dispersion Warrants (5)
Effective: 04/25/2018, Expiration: 06/21/2019, Strike: 16.61%	MS	440	440,000	EUR	584,933
Effective: 06/19/2018, Expiration: 06/21/2019, Strike: 16.81%	JPM	6	600,000	EUR	828,873
Effective: 10/04/2018, Expiration: 12/20/2019, Strike: 16.50%	HSBC	520	520,000	EUR	755,157
Effective: 10/18/2018, Expiration: 12/20/2019, Strike: 16.81%	JPM	6	600,000	EUR	877,849
Effective: 03/21/2019, Expiration: 03/20/2020, Strike: 16.05%	JPM	7	700,000	EUR	785,229
Multiple Markets Index Dispersion Warrants (6)
Effective: 02/07/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	252,592
Effective: 02/15/2019, Expiration: 12/18/2020	HSBC	4,020	402,000	EUR	472,726
Effective: 03/06/2019, Expiration: 12/18/2020	HSBC	2,980	298,000	USD	290,222
Effective: 03/19/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	245,457
NASDAQ 100 Stock Index Dispersion Warrants (5)
Effective: 01/10/2019, Expiration: 01/17/2020, Strike: 22.64%	HSBC	293	293,000	USD	286,079
S&P 500 Index Dispersion Warrants (5)
Effective: 11/26/2018, Expiration: 01/17/2020, Strike: 18.86%	JPM	9	900,000	USD	907,470
Effective: 12/13/2018, Expiration: 01/17/2020, Strike: 19.12%	JPM	6	600,000	USD	584,834
Effective: 01/07/2019, Expiration: 01/17/2020, Strike: 19.05%	HSBC	620	620,000	USD	586,216
Swiss Market Index Dispersion Warrant (5)
Effective: 03/16/2018, Expiration: 06/21/2019, Strike: 15.64%	MS	500	500,000	CHF	493,397
Total Warrants (Cost $7,906,134)					8,439,277

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $8,637,227)					8,854,380

SHORT-TERM INVESTMENTS - 54.9%			Principal
Foreign Government Obligations - 21.2% (2)(3)			Amount		Value
France Treasury Bills
(0.599%), 08/14/2019			3,900,000	EUR	$4,383,613
(0.595%), 09/11/2019			12,000,000	EUR	13,493,680
Japan Treasury Discount Bills
(0.162%), 06/03/2019			1,100,000,000	JPY	9,928,277
United Kingdom Treasury Gilt
0.698% , 07/22/2019			9,400,000	GBP	12,280,799
Total Foreign Government Obligations (Cost $40,087,137)					40,086,369

United States Treasury Bills - 33.7% (3)
2.377% , 04/04/2019			3,300,000	USD	3,299,352
2.415% , 08/15/2019			10,000,000	USD	9,910,079
2.412% , 08/22/2019			10,000,000	USD	9,905,554
2.417% , 08/29/2019			11,000,000	USD	10,892,165
2.414% , 09/05/2019			15,000,000	USD	14,845,388
2.423% , 09/19/2019			15,000,000	USD	14,830,942
Total United States Treasury Bills (Cost $63,677,850)					63,683,480

TOTAL SHORT-TERM INVESTMENTS (Cost $103,764,987)					103,769,849

Investments, at value (Cost $135,385,978) - 71.7%					135,581,924
Other Assets in Excess of Liabilities - 28.3%					53,627,747
TOTAL NET ASSETS - 100.00%					$189,209,671

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

(1)	Non-income producing security.
(2)	Foreign issued security.
(3)	Rate quoted is effective yield of position.
(4)	Position held in subsidiary.
(5)
The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(6)
The payout of the Multiple Markets Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.

[a]	Counterparty abbreviations
BNP - BNP Paribas S.A.
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank
MS- Morgan Stanley
SG - Societe Generale S.A.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

WRITTEN OPTIONS - (0.0%)		Contracts	Notional		Value
Put Options Written - (0.0%)
E-mini S&P 500 Apr 19 Futures at $2,610, April 30, 2019		(271)	(76,903,025)	USD	$(57,587)
Total Put Options Written (Premiums Received $77,862)					(57,587)

Currency Options Written - (0.0%)	Counterparty		Notional
USD Call / CAD Put at $1.345, April 5, 2019	JPM		(10,884,000)	USD	(9,012)
USD Put / ZAR Call at $13.900, April 13, 2019	JPM		(10,936,000)	USD	(15,748)
Total Put Options Written (Premiums Received $81,496)					(24,760)

TOTAL WRITTEN OPTIONS (Premiums Received $159,358)					$(82,347)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)
Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	March 31, 2019	Received	Amount	March 31, 2019	Gain/(Loss)
04/01/2019	EUR	2,248,827	$2,523,270	USD	2,523,442	$2,523,442	$172
04/01/2019	USD	5,709,298	5,709,298	EUR	5,087,979	5,708,909	(389)
04/04/2019	USD	791,646	791,646	EUR	700,000	785,625	(6,021)
04/25/2019	EUR	2,900,000	3,260,497	USD	3,326,413	3,326,413	65,916
04/25/2019	USD	3,281,080	3,281,080	EUR	2,900,000	3,260,497	(20,583)
04/26/2019	JPY	489,958,560	4,431,967	USD	4,452,000	4,452,000	20,033
04/26/2019	USD	26,318,425	26,318,425	JPY	2,885,195,802	26,098,316	(220,109)
04/30/2019	EUR	11,606,976	13,055,452	GBP	9,884,952	12,895,450	(160,002)
04/30/2019	EUR	19,079,141	21,460,095	USD	21,599,674	21,599,674	139,579
04/30/2019	USD	19,476,425	19,476,425	AUD	27,374,934	19,449,797	(26,628)
04/30/2019	USD	3,458,996	3,458,996	EUR	3,072,748	3,456,207	(2,789)
04/30/2019	USD	8,657,841	8,657,841	GBP	6,525,871	8,513,350	(144,491)
05/22/2019	EUR	4,800,000	5,409,585	USD	5,498,722	5,498,722	89,137
05/22/2019	USD	5,565,879	5,565,879	EUR	4,800,000	5,409,584	(156,295)
06/03/2019	JPY	1,100,000,001	9,977,131	USD	9,952,454	9,952,454	(24,677)
06/19/2019	BRL	1,529,944	388,382	USD	395,819	395,819	7,437
06/19/2019	CAD	9,887,260	7,414,044	USD	7,387,760	7,387,760	(26,284)
06/19/2019	CHF	500,000	506,110	USD	498,773	498,773	(7,337)
06/19/2019	CLP	182,373,892	267,985	USD	270,000	270,000	2,015
06/19/2019	EUR	2,859,117	3,229,787	PLN	12,368,333	3,229,871	84
06/19/2019	HUF	101,685,612	357,276	USD	360,000	360,000	2,724
06/19/2019	IDR	2,739,030,000	190,344	USD	190,000	190,000	(344)
06/19/2019	INR	462,381,395	6,604,096	USD	6,639,000	6,639,000	34,904
06/19/2019	KRW	5,233,809,050	4,622,717	USD	4,633,873	4,633,873	11,156
06/19/2019	NZD	28,492,277	19,434,278	USD	19,491,635	19,491,635	57,357
06/19/2019	PHP	24,486,750	463,001	USD	460,000	460,000	(3,001)
06/19/2019	PLN	1,274,452	332,810	USD	333,612	333,612	802
06/19/2019	SEK	23,645,229	2,559,143	USD	2,535,970	2,535,970	(23,173)
06/19/2019	SGD	121,644	89,898	USD	90,000	90,000	102
06/19/2019	THB	236,710,414	7,475,066	USD	7,491,310	7,491,310	16,244
06/19/2019	TWD	46,901,352	1,529,658	USD	1,521,937	1,521,937	(7,721)
06/19/2019	USD	90,000	90,000	BRL	351,795	89,304	(696)
06/19/2019	USD	9,559,415	9,559,415	CAD	12,752,082	9,562,254	2,839
06/19/2019	USD	153,031	153,031	CLP	102,510,722	150,632	(2,399)
06/19/2019	USD	1,214,282	1,214,282	HUF	337,116,569	1,184,470	(29,812)
06/19/2019	USD	3,969,177	3,969,177	IDR	57,094,154,760	3,967,664	(1,513)
06/19/2019	USD	780,089	780,089	INR	54,886,524	783,933	3,844
06/19/2019	USD	4,321,728	4,321,728	KRW	4,870,275,590	4,301,629	(20,099)
06/19/2019	USD	10,375,540	10,375,540	NOK	89,071,389	10,360,258	(15,282)
06/19/2019	USD	1,655,304	1,655,304	PHP	86,945,532	1,643,987	(11,317)
06/19/2019	USD	620,000	620,000	PLN	2,345,139	612,410	(7,590)
06/19/2019	USD	669,466	669,466	RUB	44,367,756	668,133	(1,333)
06/19/2019	USD	180,000	180,000	SEK	1,652,663	178,869	(1,131)
06/19/2019	USD	1,306,235	1,306,235	SGD	1,770,751	1,308,630	2,395
06/19/2019	USD	60,000	60,000	TWD	1,843,940	60,139	139
06/19/2019	ZAR	19,788,851	1,357,886	USD	1,360,814	1,360,814	2,928
07/22/2019	GBP	9,482,250	12,420,901	USD	12,403,101	12,403,101	(17,800)
08/14/2019	EUR	4,000,000	4,539,708	USD	4,552,676	4,552,676	12,968
08/14/2019	USD	114,193	114,193	EUR	100,000	113,492	(701)
09/11/2019	EUR	12,000,000	13,651,080	USD	13,692,508	13,692,508	41,428
							$(425,314)
(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
	Amsterdam Exchanges Index	8	April 2019	876,704	EUR	$ 18,184
	Australia SPI 200 Index	18	June 2019	2,776,950	AUD	2,218
	Australian 3 Year Government Bond	64	June 2019	7,273,095	AUD	24,502
	Australian 10 Year Government Bond	17	June 2019	2,355,461	AUD	25,713
	Australian Dollar	(19)	June 2019	(1,350,710)	USD	(8,906)
*	Brent Crude	52	October 2021	3,228,160	USD	55,201
*	Brent Crude	2	April 2019	135,160	USD	1,057
	British Pound	16	June 2019	1,305,600	USD	(24,732)
	CAC 40 Index	40	April 2019	2,137,200	EUR	23,383
	Canadian 10 Year Government Bond	(118)	June 2019	(16,406,720)	CAD	(41,677)
*	Cocoa	(7)	May 2019	(159,600)	USD	(6,961)
*	Coffee 'C'	(9)	May 2019	(318,938)	USD	22,997
*	Corn	(43)	May 2019	(766,475)	USD	40,751
*	Cotton No. 2	(11)	May 2019	(426,855)	USD	(26,163)
	DAX Index	(1)	June 2019	(288,363)	EUR	377
	E-mini Dow	5	June 2019	648,325	USD	8,589
	E-mini Russell 2000 Index	(1)	June 2019	(77,190)	USD	486
	E-mini S&P 500	131	June 2019	18,587,590	USD	172,770
	Euro FX Currency	(44)	June 2019	(6,208,675)	USD	58,851
	Euro STOXX 50 Index	(555)	June 2019	(18,159,600)	EUR	(191,920)
	Euro-Bobl	6	June 2019	798,840	EUR	7,733
	Euro-BTP Italian Government Bond	(47)	June 2019	(6,085,090)	EUR	(12,170)
	Euro-Bund	(390)	June 2019	(64,872,600)	EUR	(1,444,240)
	Euro-BUXL 30 Year Bond	(12)	June 2019	(2,299,920)	EUR	(128,434)
	Euro-OAT	(60)	June 2019	(9,760,200)	EUR	(302,046)
*	Feeder Cattle	(4)	May 2019	(297,550)	USD	(2,867)
	FTSE 100 Index	35	June 2019	2,524,025	GBP	58,012
	FTSE 250 Index	13	June 2019	492,271	GBP	(537)
	FTSE/JSE TOP 40 Index	(2)	June 2019	(1,015,660)	ZAR	334
	FTSE/MIB Index	7	June 2019	725,935	EUR	16,965
*	Gold 100 oz	3	June 2019	389,550	USD	(218)
	Hang Seng China Enterprises Index	5	April 2019	2,843,500	HKD	750
	Hang Seng Index	33	April 2019	47,977,050	HKD	58,970
*	Hard Red Winter Wheat	(6)	May 2019	(129,000)	USD	19,013
	IBEX 35 Index	5	April 2019	459,420	EUR	(688)
	Japanese Yen	(3)	June 2019	(340,444)	USD	(574)
	Korea Stock Exchange KOSPI 200 Index	16	June 2019	1,108,800,000	KRW	(21,064)
*	Lean Hogs	(5)	June 2019	(177,100)	USD	(19,581)
*	Live Cattle	9	June 2019	428,400	USD	(3,569)
*	London Metal Exchange Copper	1	April 2019	162,213	USD	385
*	London Metal Exchange Copper	(1)	April 2019	(162,213)	USD	(8,540)
*	London Metal Exchange Lead	(2)	May 2019	(100,675)	USD	1,550
*	London Metal Exchange Lead	2	April 2019	100,400	USD	(5,518)
*	London Metal Exchange Lead	(2)	April 2019	(100,400)	USD	2,494
*	London Metal Exchange Nickel	3	May 2019	233,118	USD	(1,689)
*	London Metal Exchange Nickel	2	April 2019	155,034	USD	(1,518)
*	London Metal Exchange Nickel	(2)	April 2019	(155,034)	USD	(240)
*	London Metal Exchange Primary Aluminum	8	April 2019	380,050	USD	12,026

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
*	London Metal Exchange Primary Aluminum	(8)	April 2019	(380,050)	USD	$ (8,199)
*	London Metal Exchange Primary Aluminum	1	May 2019	47,531	USD	266
*	London Metal Exchange Primary Aluminum	(9)	May 2019	(427,781)	USD	(11,672)
*	London Metal Exchange Tin	4	April 2019	428,940	USD	9,228
*	London Metal Exchange Tin	4	May 2019	428,740	USD	7,028
*	London Metal Exchange Tin	(4)	April 2019	(428,940)	USD	(6,952)
*	London Metal Exchange Zinc	3	June 2019	220,106	USD	8,754
*	London Metal Exchange Zinc	1	April 2019	74,369	USD	6,872
*	London Metal Exchange Zinc	(1)	April 2019	(74,369)	USD	(8,122)
	Long Gilt	(138)	June 2019	(17,853,060)	GBP	(243,684)
*	Low Sulphur Gas Oil	2	May 2019	121,450	USD	(383)
	Mexican Peso	44	June 2019	1,118,700	USD	(3,819)
	Mini-DAX	25	June 2019	1,441,813	EUR	(381)
	MSCI Emerging Markets Index	184	June 2019	9,728,080	USD	33,080
	MSCI Taiwan Stock Index	(48)	April 2019	(1,875,360)	USD	(21,734)
	MSCI World Index	(34)	June 2019	(2,077,060)	USD	(7,360)
	NASDAQ 100 E-mini	(7)	June 2019	(1,036,070)	USD	(23,330)
*	Natural Gas	10	April 2019	266,200	USD	(13,065)
	New Zealand Dollar	14	June 2019	954,660	USD	(2,087)
*	NY Harbor ULSD	1	April 2019	82,799	USD	(1,145)
	OMX 30 Index	45	April 2019	6,958,125	SEK	925
*	Palladium	1	June 2019	134,180	USD	(860)
*	Platinum	(3)	July 2019	(128,115)	USD	(5,693)
*	RBOB Gasoline	1	April 2019	79,065	USD	(607)
*	Red Spring Wheat	(5)	May 2019	(138,688)	USD	2,159
*	Robusta Coffee	(22)	May 2019	(320,320)	USD	17,688
	S&P/Toronto Stock Exchange 60 Index	19	June 2019	3,636,980	CAD	1,472
	SGX MSCI Singapore Index	9	April 2019	323,730	SGD	694
	SGX Nikkei 225 Index	48	June 2019	509,040,000	JPY	(65,378)
	Short-Term Euro-BTP	5	June 2019	555,000	EUR	1,284
*	Silver	(1)	May 2019	(75,550)	USD	1,048
*	Soybean	(6)	May 2019	(265,275)	USD	8,920
*	Soybean Meal	(9)	May 2019	(275,850)	USD	2,823
*	Soybean Oil	(16)	May 2019	(272,256)	USD	12,997
*	Sugar No. 11	(9)	April 2019	(126,302)	USD	(241)
	U.S. 5 Year Treasury Note	15	June 2019	1,737,422	USD	13,577
	U.S. 10 Year Treasury Note	281	June 2019	34,905,469	USD	322,107
	U.S. Treasury Long Bond	4	June 2019	598,625	USD	17,727
	Ultra 10-Year U.S. Treasury Note	228	June 2019	30,274,125	USD	546,108
	Ultra T-Bond	2	June 2019	336,000	USD	14,371
*	Wheat	(6)	May 2019	(137,325)	USD	1,307
*	White Sugar	(10)	April 2019	(162,400)	USD	6,757
						$ (1,008,061)
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
6.965%	BRL-CDI 6.400%	At Maturity	1/31/2019	1/4/2021	43,977,877	BRL	$18,918	$-	$18,918
6.970%	BRL-CDI 6.400%	At Maturity	1/31/2019	1/4/2021	43,973,938	BRL	17,890	393	17,497
BRL-CDI 6.400%	7.925%	At Maturity	3/21/2019	1/2/2023	23,284,489	BRL	(35,395)	-	(35,395)
BRL-CDI 6.400%	7.980%	At Maturity	1/31/2019	1/2/2023	21,532,332	BRL	(18,739)	-	(18,739)
BRL-CDI 6.400%	8.000%	At Maturity	1/31/2019	1/2/2023	21,516,751	BRL	(14,601)	-	(14,601)
1.570%	GBP-LIBOR 6M 0.955%	6 Month	12/19/2018	12/19/2023	17,059,386	GBP	(569,067)	(72,180)	(496,887)
HKD HIBOR 3M 1.750%	2.243%	3 Month	6/19/2019	6/19/2022	31,300,000	HKD	37,897	(389)	38,286
HUF BUBOR 6M 0.260%	2.360%	6 Month	6/19/2019	6/19/2029	265,900,000	HUF	25,295	6,054	19,241
HUF BUBOR 6M 0.260%	1.341%	6 Month	6/19/2019	6/19/2022	916,100,000	HUF	39,855	801	39,054
7.902%	MXN-TIIE-Banxico 8.515%	Monthly	6/19/2019	6/12/2024	248,886,618	MXN	(64,508)	-	(64,508)
NZD-BBR-FRA 3M 1.880%	1.860%	3 Month	6/19/2019	6/19/2022	5,000,000	NZD	22,129	1,814	20,315
PLN WIBOR 6M 1.690%	2.374%	6 Month	6/19/2019	6/19/2029	5,500,000	PLN	10,476	-	10,476
PLN WIBOR 6M 1.690%	1.853%	6 Month	6/19/2019	6/19/2022	24,400,000	PLN	4,675	-	4,675
SGD SOR 6M 1.995%	2.336%	6 Month	6/19/2019	6/19/2029	2,000,000	SGD	17,593	-	17,593
SGD SOR 6M 1.995%	1.977%	6 Month	6/19/2019	6/19/2022	8,100,000	SGD	15,081	-	15,081
USD LIBOR 3M 2.600%	2.510%	3 Month	6/19/2019	6/20/2022	3,500,000	USD	23,985	245	23,740
Total of Interest Rate Swaps							$(468,516)	$(63,262)	$(405,254)

INFLATION SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Value & Unrealized Gain/(Loss)
1.080%	EUR EXT CPI	At maturity	2/15/2019	2/15/2024	18,134,806	EUR	(156,487)	-	(156,487)
UK RPI	3.468%	At maturity	9/15/2018	9/15/2023	8,232,613	GBP	82,545	1,992	80,553
UK RPI	3.470%	At maturity	11/15/2018	11/15/2023	31,743,567	GBP	347,501	(19,536)	367,037
US CPI U	1.973%	At maturity	3/26/2019	3/26/2024	5,038,378	USD	9,314	-	9,314
US CPI U	1.990%	At maturity	3/26/2019	3/26/2024	12,005,773	USD	32,168	-	32,168
US CPI U	1.998%	At maturity	3/26/2019	3/26/2024	10,254,932	USD	31,488	-	31,488
Total of Inflation Swaps							$346,529	$(17,544)	$364,073

* Counterparty is J.P. Morgan Investment Bank

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

[1] Floating rate definitions
BRL-CDI - Brazil Average One-Day Interbank Deposit
EUR EXT CPI - European Consumer Price Index ex Tobacco
GBP-LIBOR-BBA - British Pound Sterling - London Inter-bank Offered Rate
HKD-HIBOR-HKAB - Hong Kong Inter-bank Offered Rate
HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate
MXN-TIIE-Banxico - The Interbank Equilibrium Interest Rate (TIIE) calculated by Banco de México
NZD-BBR-FRA - New Zealand Dollar floating rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
USD-LIBOR-BBA - U.S. Dollar - London Inter-bank Offered Rate
UK RPI - United Kingdom Retail Price Index
US CPI U - U.S. Consumer Price Index for Urban Consumers

AUD - Australian Dollar	IDR - Indonesian Rupiah	RUB - Russian Ruble
BRL - Brazilian Real	INR - Indian Rupee	SEK - Swedish Krona
CAD - Canadian Dollar	JPY - Japanese Yen	SGD - Singapore Dollar
CHF - Swiss Franc	KRW - South-Korean Won	THB - Thai Baht
CLP - Chilean Peso	MXN - Mexican Peso	TWD - Taiwan Dollar
EUR - Euro	NOK - Norwegian Kroner	USD - US Dollar
GBP - British Pound	NZD - New Zealand Dollar	ZAR - South African Rand
HKD - Hong Kong Dollar	PHP - Philippine Peso
HUF - Hungarian Forint	PLN - Polish Zloty

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)
	TOTAL RETURN SWAPS
	Reference Entity	Counterparty [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
[1]	GSCBFABA Index	GS	Australia 3M Interbank Rate + 0.10% (-1.888%)	monthly	10/7/2019	(2,816,613)	AUD	$ 4,191
[2]	GSCBFCBA Index	GS	CIBOR 3M - 0.40% (-1.573%)	monthly	10/4/2019	(3,420,694)	CAD	39,864
[3]	GSCBFEDU Index	GS	EURIBOR 1M + 0.40% (-0.033%)	monthly	9/9/2019	1,919,328	EUR	(28,874)
[4]	GSCBFERU Index	GS	EURIBOR 1M - 0.37% (0.747%)	monthly	9/23/2019	(2,164,176)	EUR	42,685
	GSCBFERU Index	GS	EURIBOR 1M - 0.40% (0.778%)	monthly	9/9/2019	(568,166)	EUR	11,206
[5]	GSCBFGOR Index	GS	USD LIBOR 1M + 0.45% (-2.990%)	monthly	10/31/2019	2,302,698	USD	(12,600)
[6]	GSCBFLPM Index	GS	USD LIBOR 1M - 0.40% (-2.128%)	monthly	1/7/2022	(637,609)	USD	6,730
[7]	GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (-2.939%)	monthly	1/7/2022	618,269	USD	2,064
[8]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.487%)	monthly	6/25/2019	1,654,038	CHF	17,209
[9]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (2.153%)	monthly	5/8/2019	(2,680,553)	USD	31,204
[10]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (1.453%)	monthly	6/5/2019	(3,469,335)	USD	86,868
[11]	JPFUBRIK Index	JPM	USD LIBOR 1M - 0.40% (2.153%)	monthly	8/28/2019	(2,452,083)	USD	(60,537)
[12]	JPFUCLDS Index	JPM	USD LIBOR 1M + 0.16% (-0.201%)	monthly	5/8/2019	3,002,816	USD	(98,678)
[13]	JPFUECOM Index	JPM	USD LIBOR 1M + 0.40% (2.895%)	monthly	9/25/2019	1,439,716	USD	(53,426)
[14]	JPFUEOIL Index	JPM	EURIBOR 1M + 0.30% (-0.067%)	monthly	8/7/2019	3,196,182	EUR	(7,504)
[15]	JPFUEURE Index	JPM	EURIBOR 1M - 1.15% (-1.517%)	monthly	9/25/2019	(1,127,944)	EUR	(32,671)
[16]	JPFUFERL Index	JPM	USD LIBOR 1M + 0.37% (2.865%)	monthly	3/20/2020	3,333,993	USD	(86,723)
[17]	JPFUGERE Index	JPM	EURIBOR 1M + 0.20% (-0.167%)	monthly	6/27/2019	3,833,928	EUR	(29,733)
[18]	JPFUHOUS Index	JPM	USD LIBOR 1M + 0.35% (2.845%)	monthly	1/2/2020	1,793,038	USD	50
[19]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (2.895%)	monthly	7/15/2019	1,138,458	USD	(34,274)
[20]	JPFUNORW Index	JPM	NOK NIBOR 1M + 0.40% (1.646%)	monthly	4/17/2019	14,594,751	NOK	(58,165)
[21]	JPFUOILL Index	JPM	USD LIBOR 1M + 0.40% (2.895%)	monthly	3/16/2020	2,204,801	USD	(150,429)
[22]	JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (1.995%)	monthly	7/15/2019	(2,211,939)	USD	33,205
[22]	JPFUPULP Index	JPM	EURIBOR 1M + 0.30% (-0.067%)	monthly	1/2/2020	1,660,642	EUR	(32,678)
[23]	JPFUREGE Index	JPM	EURIBOR 1M - 0.80% (-1.167%)	monthly	7/2/2019	(2,743,100)	EUR	(27,160)
[24]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (2.095%)	monthly	7/2/2019	(1,988,028)	USD	(35,611)
[25]	JPFUSHIP Index	JPM	USD LIBOR 1M + 0.60% (3.095%)	monthly	7/2/2019	1,687,543	USD	(49,006)
[26]	JPFUSWED Index	JPM	SEK STIBOR 1M - 0.60% (-0.697%)	monthly	4/17/2019	(9,287,962)	SEK	75,977
[27]	JPFUUKRE Index	JPM	GBP LIBOR 1M - 1.15% (-1.517%)	monthly	9/25/2019	(522,700)	GBP	(7,715)
[27]	JPFUUSDI Index	JPM	USD LIBOR 1M + 0.40% (2.895%)	monthly	9/25/2019	1,078,196	USD	25,745
[28]	JPFUUSRE Index	JPM	USD LIBOR 1M + 0.35% (2.845%)	monthly	7/2/2019	3,350,489	USD	31,730
[29]	JPTAOBRL Index	JPM	BRL CDI + 0.50% (6.900%)	monthly	11/13/2019	799,186	BRL	(1,226)
[30]	KAAM9 Index	JPM	0%	at maturity	6/20/2019	2,672,185,600	KRW	29,355
[31]	KEM9 Index	JPM	0%	at maturity	6/20/2019	9,519,008,800	KRW	20,582
[32]	OBX Index	JPM	NOK NIBOR 1M + 0.55% (1.800%)	monthly	3/11/2020	28,456,154	NOK	(128,065)
[33]	S5UTIL Index	JPM	USD LIBOR 1M + 0.15% (2.645%)	monthly	3/30/2020	3,346,997	USD	9,923
[34]	SX7E Index	JPM	EURIBOR 1M + 0.35% (-0.017%)	monthly	3/30/2020	3,208,948	EUR	(76,453)
[35]	SXPP Index	JPM	EURIBOR 1M - 0.60% (-0.967%)	monthly	1/2/2020	(6,088,603)	EUR	(188,430)
Total of Total Return Swaps								$ (731,369)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

[a]	Counterparty abbreviations	[b] Floating rate definitions
	GS - Goldman Sachs	CIBOR - Canadian Interbank Offered Rate
	JPM - J.P. Morgan Investment Bank	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
STIBOR - Stockholm Interbank Offered Rate
BRL-CDI - Brazil Average One-Day Interbank Deposit

[1]		GSCBFABA is a custom basket of Australian bank stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[2]		GSCBFCBA is a custom basket of Canadian bank stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[3]		GSCBFEDU is a custom basket of European utility company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[4]		GSCBFERU is a custom basket of European utility company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[5]		GSCBFGOR is a custom basket of precious metals mining company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[6]		GSCBFLPM is a custom basket of financial services company stocks.
[7]		GSGLFPAY is a custom basket of financial services company stocks.
[8]		JPEBCSMI is a custom basket of Swiss stocks.
[9]		JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[10]		JPFUAIR is a custom basket of airline company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[11]		JPFUBRIK is a custom basket of American retail company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[12]		JPFUCLDS is a custom basket of information technology company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[13]		JPFUECOM is a custom basket of E-commerce company stocks.
[14]		JPFUEOIL is a custom basket of energy company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[15]		JPFUEURE is a custom basket of European retailer company stocks.
[16]		JPFUFERL is a custom basket of materials company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[17]		JPFUGERE is a custom basket of European Real Estate company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[18]		JPFUHOUS is a custom basket of Canadian forest products company stocks.
[19]		JPFUMEDA is a custom basket of media company stocks.
[20]		JPFUNORW is a custom basket of Norwegian financial company stocks.
[21]		JPFUOILL is a custom basket of oil services company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[22]		JPFUOMED is a custom basket of media company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[23]		JPFUPULP is a custom basket of forest/paper products company stocks.
[24]		JPFUREGE is a custom basket of European real estate company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[25]		JPFUREGU is a custom basket of U.S. real estate company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[26]		JPFUSHIP is a custom basket of transportation company stocks.
[27]		JPFUSWED is a custom basket of Swedish financial company stocks.
[28]		JPFUUKRE is a custom basket of UK retail company stocks.
[28]		JPFUUSDI is a custom basket of U.S. discount retailer company stocks.
[30]		JPFUUSRE is a custom basket of U.S. real estate company stocks. The components of the basket as of March 31, 2019 are shown on the following pages.
[31]		JPTAOBRL is a custom basket of Brazilian stocks.
[32]		KAAM9 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[33]		KEM9 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[34]		OBX - Oslo Stock Exchange OBX Index.
[35]		S5UTIL - S&P 500 Utilities Sector Index.
[36]		SX7E - Euro STOXX Banks Index.
[37]		SXPP - STOXX Europe 600 Basic Resources Index.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

GSCBFABA Index
Name	Quantity	Value	Weight
Commonwealth Bank of Australia	23,962	$1,201,292	18.11%
Westpac Banking Corp	61,197	1,125,743	16.97%
Australia & New Zealand Banking Group Ltd	60,641	1,120,252	16.89%
Bendigo & Adelaide Bank Ltd	159,217	1,093,805	16.49%
National Australia Bank Ltd	60,840	1,091,110	16.45%
Bank of Queensland Ltd	154,926	1,000,559	15.09%
		$6,632,761	100.00%

GSCBFCBA Index
Name	Quantity	Value	Weight
Royal Bank of Canada	16,199	1,221,803	17.47%
Bank of Nova Scotia/The	22,083	1,175,270	16.80%
Bank of Montreal	15,684	1,173,220	16.78%
Toronto-Dominion Bank/The	21,505	1,166,711	16.68%
National Bank of Canada	25,833	1,165,549	16.67%
Canadian Imperial Bank of Commerce	13,810	1,090,997	15.60%
		$6,993,550	100.00%

GSCBFEDU Index
Name	Quantity	Value	Weight
Orsted A/S	269,702	20,448,193	18.03%
Electricite de France SA	1,380,763	18,886,622	16.66%
Fortum OYJ	901,876	18,448,683	16.27%
RWE AG	453,299	12,156,660	10.72%
Naturgy Energy Group SA	410,863	11,493,488	10.14%
Uniper SE	369,426	11,146,810	9.83%
Centrica PLC	5,959,354	8,842,490	7.80%
Verbund AG	140,221	6,731,084	5.94%
CEZ AS	222,578	5,227,979	4.61%
		$113,382,009	100.00%

GSCBFERU Index
Name	Quantity	Value	Weight
Snam SpA	2,750,275	14,131,188	11.44%
E.ON SE	1,115,573	12,407,742	10.04%
Engie SA	810,045	12,070,879	9.77%
Red Electrica Corp SA	547,495	11,672,543	9.45%
Terna Rete Elettrica Nazionale SpA	1,705,393	10,808,100	8.75%
National Grid PLC	894,059	9,883,286	8.00%
SSE PLC	567,911	8,758,727	7.09%
Suez	657,084	8,707,680	7.05%
United Utilities Group PLC	629,419	6,660,199	5.39%
Endesa SA	258,065	6,584,929	5.33%
Severn Trent PLC	233,368	5,991,537	4.85%
Enagas SA	205,677	5,986,693	4.84%
EDP - Energias de Portugal SA	1,512,859	5,950,076	4.82%
Italgas SpA	636,132	3,928,753	3.18%
		$123,542,332	100.00%

GSCBFGOR Index
Name	Quantity	Value	Weight
Franco-Nevada Corp	61,584	4,621,879	37.34%
Wheaton Precious Metals Corp	146,398	3,487,201	28.17%
Royal Gold Inc	31,597	2,873,115	23.21%
Osisko Gold Royalties Ltd	124,170	1,395,671	11.28%
		$12,377,866	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

JPFCITSV Index
Name	Quantity	Value	Weight
Fujitsu Ltd	10,401	$749,873	7.91%
Infosys Ltd	67,663	739,553	7.80%
Oracle Corp	12,956	695,866	7.34%
International Business Machines Corp	4,634	653,823	6.90%
NTT Data Corp	56,903	627,228	6.62%
Capgemini SE	4,936	598,789	6.32%
Hewlett Packard Enterprise Co	38,527	594,477	6.27%
Cognizant Technology Solutions Corp	7,388	535,283	5.65%
Indra Sistemas SA	41,853	464,700	4.90%
VMware Inc	2,486	448,741	4.73%
Atos SE	4,594	443,341	4.68%
Wipro Ltd	105,171	418,579	4.42%
Temenos AG	2,413	355,739	3.75%
Citrix Systems Inc	3,200	318,866	3.36%
SYNNEX Corp	3,338	318,449	3.36%
Tieto OYJ	10,298	314,297	3.32%
Conduent Inc	22,132	306,088	3.23%
Software AG	8,790	297,390	3.14%
DXC Technology Co	3,761	241,895	2.55%
Sykes Enterprises Inc	8,241	233,056	2.46%
TTEC Holdings Inc	3,382	122,516	1.29%
		$9,478,549	100.00%

JPFUAIR Index
Name	Quantity	Value	Weight
Gol Linhas Aereas Inteligentes SA	3,909	51,011	5.67%
Cathay Pacific Airways Ltd	24,462	42,817	4.76%
Azul SA	1,466	42,815	4.76%
Air Canada	1,762	42,451	4.72%
Air France-KLM	3,357	37,763	4.20%
ANA Holdings Inc	995	36,468	4.05%
Japan Airlines Co Ltd	992	34,923	3.88%
Spirit Airlines Inc	648	34,254	3.81%
Wizz Air Holdings Plc	822	32,153	3.57%
WestJet Airlines Ltd	2,142	31,133	3.46%
Qantas Airways Ltd	7,715	30,990	3.44%
Ryanair Holdings PLC	2,367	30,988	3.44%
AirAsia Group Bhd	46,905	30,573	3.40%
Copa Holdings SA	369	29,757	3.31%
Deutsche Lufthansa AG	1,318	28,943	3.22%
Alaska Air Group Inc	514	28,854	3.21%
Singapore Airlines Ltd	4,048	28,852	3.21%
Delta Air Lines Inc	558	28,836	3.20%
Latam Airlines Group SA	2,677	28,322	3.15%
United Continental Holdings Inc	337	26,874	2.99%
Finnair OYJ	2,956	26,604	2.96%
SAS AB	13,154	26,491	2.94%
easyJet PLC	1,769	25,687	2.86%
International Consolidated Airlines Group	3,815	25,379	2.82%
Southwest Airlines Co	484	25,136	2.79%
American Airlines Group Inc	772	24,513	2.72%
JetBlue Airways Corp	1,487	24,334	2.70%
Turk Hava Yollari AO	9,462	21,741	2.42%
Hawaiian Holdings Inc	802	21,054	2.34%
		$899,716	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

JPFUBRIK Index
Name	Quantity	Value	Weight
Walmart Inc	4,567	$445,467	5.38%
Foot Locker Inc	6,578	398,632	4.81%
Abercrombie & Fitch Co	14,244	390,425	4.72%
Ulta Beauty Inc	1,065	371,328	4.48%
Target Corp	4,519	362,727	4.38%
American Eagle Outfitters Inc	14,866	329,588	3.98%
L Brands Inc	11,538	318,220	3.84%
Ralph Lauren Corp	2,450	317,687	3.84%
Carter's Inc	3,105	312,951	3.78%
Gap Inc/The	11,943	312,670	3.78%
Sally Beauty Holdings Inc	16,882	310,806	3.75%
Bed Bath & Beyond Inc	17,982	305,515	3.69%
Best Buy Co Inc	4,274	303,693	3.67%
Kroger Co/The	12,258	301,552	3.64%
Kohl's Corp	4,328	297,663	3.59%
Guess? Inc	14,277	279,826	3.38%
Dillard's Inc	3,833	276,018	3.33%
Williams-Sonoma Inc	4,631	260,600	3.15%
Tiffany & Co	2,437	257,174	3.11%
Children's Place Inc/The	2,623	255,145	3.08%
Nordstrom Inc	5,438	241,358	2.91%
Hanesbrands Inc	12,866	230,043	2.78%
Capri Holdings Ltd	4,775	218,444	2.64%
Michaels Cos Inc/The	18,753	214,160	2.59%
Macy's Inc	8,861	212,928	2.57%
Urban Outfitters Inc	7,023	208,175	2.51%
Chico's FAS Inc	41,232	176,061	2.13%
Party City Holdco Inc	19,339	153,548	1.85%
Signet Jewelers Ltd	5,193	141,031	1.70%
Tailored Brands Inc	9,921	77,777	0.94%
		$8,281,212	100.00%

JPFUCLDS Index
Name	Quantity	Value	Weight
Atlassian Corp PLC	9,891	1,111,683	8.25%
Coupa Software Inc	11,642	1,059,151	7.86%
Zendesk Inc	11,474	975,296	7.24%
Veeva Systems Inc	7,310	927,339	6.88%
Shopify Inc	4,409	911,011	6.76%
Tableau Software Inc	6,622	842,847	6.25%
Workday Inc	4,210	811,935	6.02%
ServiceNow Inc	3,253	801,951	5.95%
HubSpot Inc	4,824	801,823	5.95%
Ultimate Software Group Inc/The	2,201	726,512	5.39%
salesforce.com Inc	4,518	715,535	5.31%
Microsoft Corp	5,867	691,937	5.13%
Amazon.com Inc	378	673,278	5.00%
Splunk Inc	5,378	670,130	4.97%
Adobe Inc	2,437	649,553	4.82%
SAP SE	5,077	586,172	4.35%
Tyler Technologies Inc	2,552	521,645	3.87%
		$13,477,798	100.00%

JPFUEOIL Index
Name	Quantity	Value	Weight
BP PLC	147,987	1,073,882	11.95%
Royal Dutch Shell PLC	30,975	972,504	10.83%
TOTAL SA	16,376	909,955	10.13%
Eni SpA	50,813	898,252	10.00%
OMV AG	15,237	827,003	9.21%
Equinor ASA	33,421	732,438	8.15%
Repsol SA	38,220	654,449	7.29%
Galp Energia SGPS SA	34,305	549,690	6.12%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

JPFUEOIL Index (Continued)
Name	Quantity	Value	Weight
DNO ASA	162,086	$360,204	4.01%
Lundin Petroleum AB	9,904	335,772	3.74%
China Petroleum & Chemical Corp	302,927	238,858	2.66%
Premier Oil PLC	182,637	222,945	2.48%
Ophir Energy PLC	262,053	193,736	2.16%
Kosmos Energy Ltd	30,092	187,473	2.09%
Aker BP ASA	5,199	185,222	2.06%
Hurricane Energy PLC	243,238	146,016	1.62%
Gulf Keystone Petroleum Ltd	39,417	130,084	1.45%
Gran Tierra Energy Inc	47,393	107,582	1.20%
Cairn Energy PLC	39,685	83,481	0.93%
Genel Energy Plc	25,570	66,779	0.74%
EnQuest PLC	253,158	62,555	0.70%
Etablissements Maurel et Prom	11,260	43,274	0.48%
		$8,982,154	100.00%

JPFUFERL Index
Name	Quantity	Value	Weight
Nutrien Ltd	5,518	291,110	26.07%
CF Industries Holdings Inc	6,707	274,169	24.55%
Mosaic Co/The	8,870	242,240	21.69%
K+S AG	8,084	148,226	13.28%
Yara International ASA	2,024	82,862	7.42%
OCI NV	2,840	78,089	6.99%
		$1,116,696	100.00%

JPFUGERE Index
Name	Quantity	Value	Weight
Vonovia SE	61,136	3,170,732	26.58%
Deutsche Wohnen SE	47,835	2,320,416	19.45%
Aroundtown SA	222,652	1,836,300	15.40%
LEG Immobilien AG	14,432	1,772,415	14.86%
TAG Immobilien AG	32,640	805,748	6.76%
Grand City Properties SA	23,490	566,692	4.75%
alstria office REIT-AG	27,021	439,644	3.69%
CA Immobilien Anlagen AG	11,361	410,478	3.44%
ADO Properties SA	3,694	209,939	1.76%
TLG Immobilien AG	6,267	188,734	1.58%
Sirius Real Estate Ltd	152,486	125,618	1.05%
ADLER Real Estate AG	5,501	81,105	0.68%
		$11,927,821	100.00%

JPFUOILL Index
Name	Quantity	Value	Weight
Transocean Ltd	1,010,983	8,805,661	12.92%
Golar LNG Ltd	344,917	7,274,305	10.67%
Tidewater Inc	304,522	7,061,855	10.36%
Ensco Rowan plc	1,617,469	6,356,654	9.32%
Subsea 7 SA	311,496	3,857,003	5.66%
Seadrill Ltd	451,436	3,751,433	5.50%
Noble Corp plc	1,192,044	3,421,165	5.02%
TechnipFMC PLC	142,855	3,359,940	4.93%
Rowan Cos Plc	275,614	2,973,874	4.36%
BW Offshore Ltd	550,306	2,860,984	4.20%
Northern Drilling Ltd	434,731	2,734,330	4.01%
Odfjell Drilling Ltd	870,632	2,727,950	4.00%
National Oilwell Varco Inc	100,731	2,683,478	3.94%
TGS NOPEC Geophysical Co ASA	81,256	2,218,772	3.26%
Helix Energy Solutions Group Inc	270,226	2,137,490	3.14%
Oceaneering International Inc	131,452	2,072,998	3.04%
CGG SA	763,763	1,563,194	2.29%
Shelf Drilling Ltd	260,648	1,297,611	1.90%
Borr Drilling Ltd	327,803	1,011,863	1.48%
		$68,170,560	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

JPFUOMED Index
Name	Quantity	Value	Weight
Nexstar Media Group Inc	4,235	$458,984	4.54%
Cable One Inc	432	423,491	4.19%
New York Times Co/The	12,217	401,339	3.97%
Sinclair Broadcast Group Inc	10,049	386,674	3.82%
Charter Communications Inc	1,039	360,524	3.56%
Comcast Corp	8,859	354,190	3.50%
ViaSat Inc	4,480	347,166	3.43%
Discovery Inc	12,786	345,466	3.42%
Cinemark Holdings Inc	8,362	334,383	3.31%
Meredith Corp	5,882	325,063	3.21%
Walt Disney Co/The	2,805	311,470	3.08%
DISH Network Corp	9,187	291,122	2.88%
Viacom Inc	10,325	289,809	2.86%
Omnicom Group Inc	3,892	284,095	2.81%
CBS Corp	5,645	268,328	2.65%
Lagardere SCA	10,261	263,891	2.61%
TEGNA Inc	18,641	262,845	2.60%
Interpublic Group of Cos Inc/The	12,446	261,491	2.58%
Pearson PLC	23,741	257,940	2.55%
Informa PLC	26,318	254,477	2.52%
Dentsu Inc	5,913	249,569	2.47%
Gray Television Inc	11,156	238,297	2.36%
Publicis Groupe SA	4,257	228,012	2.25%
News Corp	18,209	226,523	2.24%
SES SA	14,237	221,496	2.19%
AMC Entertainment Holdings Inc	14,008	208,019	2.06%
ITV PLC	124,838	206,157	2.04%
WPP PLC	17,581	185,215	1.83%
Grupo Televisa SAB	16,523	182,742	1.81%
Cineworld Group PLC	41,358	157,234	1.55%
IMAX Corp	6,618	150,090	1.48%
Eutelsat Communications SA	8,571	149,985	1.48%
Mediaset SpA	44,966	137,346	1.36%
ProSiebenSat.1 Media SE	9,611	137,173	1.36%
Gannett Co Inc	12,960	136,594	1.35%
Toho Co Ltd/Tokyo	2,927	117,473	1.16%
Lions Gate Entertainment Corp	7,479	116,965	1.16%
Axel Springer SE	1,801	93,068	0.92%
Nippon Television Holdings Inc	6,134	91,921	0.91%
Mediaset Espana Comunicacion SA	12,178	90,956	0.90%
RTL Group SA	1,616	88,284	0.87%
National CineMedia Inc	7,425	52,344	0.52%
Technicolor SA	38,278	43,855	0.43%
Houghton Mifflin Harcourt Co	5,222	37,962	0.37%
Television Francaise 1	2,629	24,218	0.24%
Metropole Television SA	1,200	22,130	0.22%
Atresmedia Corp de Medios de Comunicacio	4,566	21,407	0.21%
Television Broadcasts Ltd	8,891	17,239	0.17%
		$10,115,022	100.00%

JPFUREGE Index
Name	Quantity	Value	Weight
Klepierre SA	46,643	1,631,919	17.23%
Unibail-Rodamco-Westfield	7,989	1,310,123	13.83%
Deutsche EuroShop AG	39,881	1,209,143	12.77%
Capital & Counties Properties PLC	243,026	759,723	8.02%
Wereldhave NV	26,956	737,127	7.78%
Eurocommercial Properties NV	21,377	616,961	6.51%
Intu Properties PLC	313,504	434,235	4.59%
Hufvudstaden AB	24,577	426,929	4.51%
Lar Espana Real Estate Socimi SA	44,541	371,842	3.93%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

JPFUREGE Index (Continued)
Name	Quantity	Value	Weight
Vastned Retail NV	9,391	$364,071	3.84%
NewRiver REIT PLC	110,213	341,529	3.61%
Mercialys SA	22,542	316,178	3.34%
Hammerson PLC	69,654	303,901	3.21%
Carmila SA	10,193	194,661	2.06%
Citycon OYJ	16,521	169,140	1.79%
Atrium Ljungberg AB	7,600	129,979	1.37%
Immobiliare Grande Distribuzione SIIQ Sp	14,170	102,399	1.08%
Atrium European Real Estate Ltd	13,456	50,281	0.53%
		$9,470,141	100.00%

JPFUREGU Index
Name	Quantity	Value	Weight
American Assets Trust Inc	948	43,467	9.16%
Federal Realty Investment Trust	290	40,018	8.43%
Kimco Realty Corp	2,160	39,958	8.42%
Simon Property Group Inc	216	39,306	8.28%
Regency Centers Corp	554	37,386	7.87%
Brixmor Property Group Inc	2,009	36,905	7.77%
Retail Properties of America Inc	2,875	35,045	7.38%
Scentre Group	10,475	30,555	6.44%
Vicinity Centres	16,059	29,631	6.24%
Taubman Centers Inc	555	29,375	6.19%
SITE Centers Corp	2,114	28,792	6.06%
Macerich Co/The	556	24,083	5.07%
Urstadt Biddle Properties Inc	602	12,416	2.62%
Brookfield Property Partners LP	566	11,642	2.45%
Tanger Factory Outlet Centers Inc	516	10,819	2.28%
Washington Prime Group Inc	1,496	8,451	1.78%
Pennsylvania Real Estate Investment Trus	1,062	6,683	1.41%
Retail Value Inc	211	6,589	1.39%
CBL & Associates Properties Inc	2,327	3,607	0.76%
		$474,728	100.00%

JPFUUSRE Index
Name	Quantity	Value	Weight
American Homes 4 Rent	76,258	1,732,588	14.44%
Invitation Homes Inc	68,556	1,667,962	13.90%
AvalonBay Communities Inc	5,574	1,118,827	9.32%
Essex Property Trust Inc	3,840	1,110,563	9.26%
Equity Residential	14,549	1,095,829	9.13%
Mid-America Apartment Communities Inc	9,810	1,072,564	8.94%
UDR Inc	21,103	959,342	8.00%
Camden Property Trust	8,175	829,732	6.92%
Apartment Investment & Management Co	15,842	796,677	6.64%
Equity LifeStyle Properties Inc	6,708	766,685	6.39%
Sun Communities Inc	6,312	748,075	6.23%
Preferred Apartment Communities Inc	6,698	99,263	0.83%
		$11,998,107	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
March 31, 2019 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of March 31, 2019, were $1,245,677 which represented 0.66% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2019:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$1,172,091	$-	$-	$1,172,091
Foreign Government Notes/Bonds	-	21,785,604	-	21,785,604
Purchased Options and Warrants	333,650	8,520,730	-	8,854,380
Short-Term Investments	-	103,769,849	-	103,769,849
Total Investments	$1,505,741	$134,076,183	$-	$135,581,924

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(57,587)	$(24,760)	$-	$(82,347)
Forward Currency Contracts *	-	(425,314)	-	(425,314)
Futures Contracts *	(1,008,061)	-	-	(1,008,061)
Interest Rate Swaps *	-	(405,254)	-	(405,254)
Inflation Swaps *	-	364,073	-	364,073
Total Return Swaps *	-	(731,369)	-	(731,369)
Total Other Financial Instruments	$(1,065,648)	$(1,222,624)	$-	$(2,288,272)

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 29, 2019